Equity Structure (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LS Boston Point LLC [Member]
Entity Listings [Line Items]
Schedule of capital contributions

	Amount	%
Managing Member	$18,730,897	50.00%
Investor Member	18,730,897	50.00%
	$37,461,794	100.00%

	Amount	%
Managing Member	$18,730,897	50.00
Investor Member	18,730,897	50.00
	$37,461,794	100.00